787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR

July 26, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                               Preliminary Proxy Materials for International Equity Flex III Portfolio and U.S. Equity Flex I Portfolio, each a series of Credit Suisse Trust (Securities Act File No. 33-58125; Investment Company Act File No. 811-07261)

Ladies and Gentlemen:

On behalf of each of the International Equity Flex III Portfolio and the U.S. Equity Flex I Portfolio (each, a “Portfolio”), each a series of Credit Suisse Trust, we hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended (“1934 Act”), and the Investment Company Act of 1940, as amended, the preliminary proxy materials consisting of the Notice of Special Meeting of Shareholders, the Proxy Statement and the Forms of Proxy Card and Voting Instruction Form relating to a Special Meeting of Shareholders of the Portfolios to be held on September 29, 2011 (the “Meeting”).

As set forth in the proxy materials, the Meeting is being held to approve a Plan of Liquidation and Dissolution for each Portfolio.

Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, that we propose to prepare definitive materials and mail those materials to shareholders of the Portfolios on the earliest date practicable.  We would therefore appreciate receiving any comments of the Commission’s staff on the enclosed preliminary proxy materials as soon as possible so as to facilitate these arrangements.

If you have any questions or comments regarding the enclosed materials, please call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:                                 Rose F. DiMartino, Esq.

James G. Silk, Esq.

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